Long term debt - Schedules (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Nov. 20, 2020 CAD ($)	Oct. 21, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds of long-term debt	$ 397,539,000	$ 0
Redemption of Series E debentures	24,439,000	0
Revolving Credit Facilities [Abstract]
Gross Unsecured Revolving Credit Facility Available	1,000,000,000
Maximum Letters of credit under the facility	100,000,000
Increase in revolving credit facility with minimum Increments	50,000,000
Maximum unsecured revolving credit facility	1,250,000,000
Unsecured loans received	0
Outstanding letters of credit facility	1,596,488,000	1,528,603,000
Gross Letters Of Credit Committments	$ 1,698,340,000	$ 1,719,120,000
Debt to tangible net worth ratio	1
Credit Facility Maturity	November 1, 2023
Series E [Member]
Disclosure of detailed information about borrowings [line items]
Stated interest rates on debentures	3.75%
Unsecured debentures redeemed, principal amount			$ 400,000,000
Redemption of Series E debentures	$ 24,439,000
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures issued, principal amount				$ 400,000,000
Stated interest rates on debentures	2.95%			2.95%
Proceeds of long-term debt	$ 397,500,000
Effective interest rate				3.05%